QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. TREASURY INFLATION PROTECTED SECURITIES - 32.0%
U.S. Treasury Bonds, Inflation Indexed	2.000%	1/15/26	4,985,334	$5,930,113
U.S. Treasury Bonds, Inflation Indexed	3.875%	4/15/29	2,059,109	2,968,850
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/40	566,219	878,177
U.S. Treasury Bonds, Inflation Indexed	2.125%	2/15/41	2,508,875	3,940,264
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/42	507,038	646,436
U.S. Treasury Bonds, Inflation Indexed	1.375%	2/15/44	4,279,106	6,172,442
U.S. Treasury Bonds, Inflation Indexed	0.750%	2/15/45	221,154	285,726
U.S. Treasury Notes, Inflation Indexed	0.125%	4/15/22	4,818,105	4,919,805
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/23	2,030,562	2,109,731
U.S. Treasury Notes, Inflation Indexed	0.625%	4/15/23	1,572,450	1,656,058
U.S. Treasury Notes, Inflation Indexed	0.500%	4/15/24	206,486	221,400
U.S. Treasury Notes, Inflation Indexed	0.125%	10/15/25	385,359	419,184
U.S. Treasury Notes, Inflation Indexed	0.625%	1/15/26	1,862,962	2,080,403
U.S. Treasury Notes, Inflation Indexed	0.125%	1/15/30	1,214,484	1,355,912

TOTAL U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $29,526,287)				33,584,501

			SHARES
COMMON STOCKS - 20.0%
COMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 0.2%
China Telecom Corp. Ltd., Class H Shares			248,000	68,498	(a)
China Unicom Hong Kong Ltd.			88,000	50,206	(a)
LG Uplus Corp.			5,634	61,022	(a)

Total Diversified Telecommunication Services				179,726

Entertainment - 0.5%
Activision Blizzard Inc.			1,738	161,373
Electronic Arts Inc.			970	139,292
NetEase Inc., ADR			1,430	136,951
Nintendo Co. Ltd.			200	127,638	(a)

Total Entertainment				565,254

Interactive Media & Services - 0.8%
Alphabet Inc., Class A Shares			153	268,154	*
Alphabet Inc., Class C Shares			120	210,225	*
Auto Trader Group PLC			14,233	116,079	(a)
Baidu Inc., ADR			832	179,912	*
Facebook Inc., Class A Shares			432	118,005	*

Total Interactive Media & Services				892,375

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Wireless Telecommunication Services - 0.3%
China Mobile Ltd.	12,500	$71,433	(a)
KDDI Corp.	4,500	133,639	(a)
MTN Group Ltd.	17,300	70,935	(a)

Total Wireless Telecommunication Services		276,007

TOTAL COMMUNICATION SERVICES		1,913,362

CONSUMER DISCRETIONARY - 2.6%
Auto Components - 0.2%
Magna International Inc.	2,100	148,661

Hotels, Restaurants & Leisure - 0.5%
Aristocrat Leisure Ltd.	4,066	97,302	(a)
Brinker International Inc.	2,278	128,866
Jack in the Box Inc.	1,195	110,896
Yum China Holdings Inc.	1,664	94,998
Yum! Brands Inc.	1,142	123,976

Total Hotels, Restaurants & Leisure		556,038

Household Durables - 0.3%
Berkeley Group Holdings PLC	1,630	105,805	(a)
PulteGroup Inc.	1,400	60,368
Sekisui House Ltd.	4,800	97,793	(a)

Total Household Durables		263,966

Internet & Direct Marketing Retail - 0.8%
Alibaba Group Holding Ltd., ADR	200	46,546	*
Amazon.com Inc.	176	573,220	*
eBay Inc.	2,100	105,525
JD.com Inc., ADR	1,450	127,455	*

Total Internet & Direct Marketing Retail		852,746

Specialty Retail - 0.5%
Home Depot Inc.	1,118	296,963
Lowe’s Cos. Inc.	1,669	267,891

Total Specialty Retail		564,854

Textiles, Apparel & Luxury Goods - 0.3%
Deckers Outdoor Corp.	300	86,034	*
Pandora A/S	1,738	194,167	(a)
Under Armour Inc., Class A Shares	3,697	63,477	*

Total Textiles, Apparel & Luxury Goods		343,678

TOTAL CONSUMER DISCRETIONARY		2,729,943

CONSUMER STAPLES - 1.5%
Beverages - 0.1%
Constellation Brands Inc., Class A Shares	620	135,811

See Notes to Consolidated Schedule of Investments.

2	QS Strategic Real Return Fund 2020 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Food & Staples Retailing - 0.6%
Alimentation Couche-Tard Inc., Class B Shares	3,000	$102,239
George Weston Ltd.	1,300	97,104
Koninklijke Ahold Delhaize NV	4,390	123,974	(a)
Seven & i Holdings Co. Ltd.	2,500	88,779	(a)
Walmart Inc.	1,403	202,243

Total Food & Staples Retailing		614,339

Food Products - 0.1%
Ingredion Inc.	1,017	80,007
JBS SA	12,900	58,761

Total Food Products		138,768

Household Products - 0.5%
Church & Dwight Co. Inc.	2,061	179,781
Clorox Co.	518	104,595
Kimberly-Clark de Mexico SAB de CV, Class A Shares	42,500	72,551
Procter & Gamble Co.	1,229	171,003

Total Household Products		527,930

Personal Products - 0.1%
Hengan International Group Co. Ltd.	11,000	77,877	(a)

Tobacco - 0.1%
Swedish Match AB	1,571	122,038	(a)

TOTAL CONSUMER STAPLES		1,616,763

ENERGY - 0.2%
Oil, Gas & Consumable Fuels - 0.2%
China Shenhua Energy Co. Ltd., Class H Shares	47,000	88,562	(a)
Lundin Energy AB	4,200	113,413	(a)

TOTAL ENERGY		201,975

FINANCIALS - 3.3%
Banks - 1.5%
Aozora Bank Ltd.	4,300	79,439	(a)
Banco Bilbao Vizcaya Argentaria SA	19,409	95,145	(a)
Bank of America Corp.	6,201	187,952
BNP Paribas SA	2,064	108,864	*(a)
Citigroup Inc.	2,433	150,019
Citizens Financial Group Inc.	4,969	177,691
Comerica Inc.	2,726	152,274
Fifth Third Bancorp	6,007	165,613
ING Groep NV	7,394	70,046	*(a)
JPMorgan Chase & Co.	1,185	150,578
Lloyds Banking Group PLC	189,203	95,374	*(a)

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Banks - (continued)
Postal Savings Bank of China Co. Ltd., Class H Shares	129,000	$73,065	(a)
Wells Fargo & Co.	2,403	72,523

Total Banks		1,578,583

Capital Markets - 0.3%
Ameriprise Financial Inc.	826	160,517
Morgan Stanley	1,150	78,809

Total Capital Markets		239,326

Consumer Finance - 0.5%
Capital One Financial Corp.	1,933	191,077
Discover Financial Services	2,006	181,603
Synchrony Financial	4,482	155,570

Total Consumer Finance		528,250

Insurance - 1.0%
Allianz SE, Registered Shares	909	222,407	(a)
Allstate Corp.	1,970	216,562
Legal & General Group PLC	29,298	107,689	(a)
Manulife Financial Corp.	6,400	113,882
Prudential Financial Inc.	1,139	88,922
Prudential PLC	8,873	163,780	(a)
Swiss Life Holding AG, Registered Shares	331	154,081	(a)

Total Insurance		1,067,323

TOTAL FINANCIALS		3,413,482

HEALTH CARE - 2.2%
Biotechnology - 0.2%
Biogen Inc.	488	119,492	*
Regeneron Pharmaceuticals Inc.	259	125,125	*

Total Biotechnology		244,617

Health Care Equipment & Supplies - 0.4%
Baxter International Inc.	2,120	170,109
Masimo Corp.	711	190,818	*

Total Health Care Equipment & Supplies		360,927

Health Care Providers & Services - 0.9%
Cardinal Health Inc.	2,000	107,120
Cigna Corp.	589	122,618
Humana Inc.	504	206,776
McKesson Corp.	832	144,702
Molina Healthcare Inc.	500	106,340	*
UnitedHealth Group Inc.	790	277,037

Total Health Care Providers & Services		964,593

See Notes to Consolidated Schedule of Investments.

4	QS Strategic Real Return Fund 2020 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Health Care Technology - 0.1%
Veeva Systems Inc., Class A Shares	500	$136,125	*

Pharmaceuticals - 0.6%
Chugai Pharmaceutical Co. Ltd.	2,800	149,489	(a)
Novo Nordisk A/S, Class B Shares	1,987	138,981	(a)
Roche Holding AG	693	241,793	(a)
Shionogi & Co. Ltd.	1,900	103,857	(a)

Total Pharmaceuticals		634,120

TOTAL HEALTH CARE		2,340,382

INDUSTRIALS - 1.9%
Aerospace & Defense - 0.4%
Lockheed Martin Corp.	342	121,403
Northrop Grumman Corp.	379	115,489
Safran SA	1,228	174,156	*(a)

Total Aerospace & Defense		411,048

Airlines - 0.1%
Southwest Airlines Co.	2,441	113,775

Electrical Equipment - 0.1%
Rockwell Automation Inc.	544	136,441

Industrial Conglomerates - 0.2%
CITIC Ltd.	65,000	46,142	(a)
LG Corp.	1,281	103,369	(a)

Total Industrial Conglomerates		149,511

Machinery - 0.4%
Cummins Inc.	1,043	236,865
GEA Group AG	2,500	89,454	(a)
Zoomlion Heavy Industry Science and Technology Co. Ltd.,
Class H Shares	102,600	123,133	(a)

Total Machinery		449,452

Professional Services - 0.3%
ManpowerGroup Inc.	1,515	136,623
Wolters Kluwer NV	1,617	136,479	(a)

Total Professional Services		273,102

Road & Rail - 0.1%
Norfolk Southern Corp.	462	109,776

Trading Companies & Distributors - 0.3%
Marubeni Corp.	10,200	67,985	(a)
Mitsubishi Corp.	4,600	113,440	(a)
W.W. Grainger Inc.	332	135,569

Total Trading Companies & Distributors		316,994

TOTAL INDUSTRIALS		1,960,099

See Notes to Consolidated Schedule of Investments.

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QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
INFORMATION TECHNOLOGY - 4.7%
Communications Equipment - 0.2%
Cisco Systems Inc.	4,008	$179,358

IT Services - 0.5%
Adyen NV	47	109,365	*(a)
Mastercard Inc., Class A Shares	647	230,940
PayPal Holdings Inc.	650	152,230	*

Total IT Services		492,535

Semiconductors & Semiconductor Equipment - 1.6%
Applied Materials Inc.	3,001	258,986
ASM International NV	776	169,651	(a)
ASML Holding NV	430	207,803	(a)
KLA Corp.	672	173,988
NVIDIA Corp.	575	300,265
Powertech Technology Inc.	23,000	77,915	(a)
Texas Instruments Inc.	1,587	260,474
United Microelectronics Corp.	144,000	241,387	(a)

Total Semiconductors & Semiconductor Equipment		1,690,469

Software - 1.0%
Check Point Software Technologies Ltd.	924	122,809	*
Citrix Systems Inc.	600	78,060
Fortinet Inc.	600	89,118	*
Microsoft Corp.	3,420	760,676

Total Software		1,050,663

Technology Hardware, Storage & Peripherals - 1.4%
Apple Inc.	8,232	1,092,304
Samsung Electronics Co. Ltd.	5,026	375,630	(a)

Total Technology Hardware, Storage & Peripherals		1,467,934

TOTAL INFORMATION TECHNOLOGY		4,880,959

MATERIALS - 0.7%
Chemicals - 0.1%
Huntsman Corp.	3,512	88,292

Construction Materials - 0.1%
LafargeHolcim Ltd., Registered Shares	2,200	120,730	(a)

Metals & Mining - 0.5%
Anglo American Platinum Ltd.	1,016	99,077	(a)
Fortescue Metals Group Ltd.	9,612	173,788	(a)
Kinross Gold Corp.	11,300	82,914

See Notes to Consolidated Schedule of Investments.

6	QS Strategic Real Return Fund 2020 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	SHARES	VALUE
Metals & Mining - (continued)
POSCO	322	$80,688	(a)
Rio Tinto PLC	1,796	134,384	(a)

Total Metals & Mining		570,851

TOTAL MATERIALS		779,873

REAL ESTATE - 0.6%
Real Estate Management & Development - 0.6%
CapitaLand Ltd.	41,100	101,874	(a)
China Vanke Co. Ltd., Class H Shares	27,200	94,049	(a)
Country Garden Holdings Co. Ltd.	103,000	142,521	(a)
Daito Trust Construction Co. Ltd.	1,300	121,587	(a)
Shimao Group Holdings Ltd.	33,000	105,504	(a)
Sun Hung Kai Properties Ltd.	8,500	109,737	(a)

TOTAL REAL ESTATE		675,272

UTILITIES - 0.5%
Electric Utilities - 0.3%
Equatorial Energia SA	13,200	58,857
NRG Energy Inc.	3,957	148,585
Tohoku Electric Power Co. Inc.	6,900	57,184	(a)

Total Electric Utilities		264,626

Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co. Ltd.	4,600	63,793	(a)

Multi-Utilities - 0.1%
AGL Energy Ltd.	5,545	51,127	(a)
Canadian Utilities Ltd., Class A Shares	3,900	95,256

Total Multi-Utilities		146,383

TOTAL UTILITIES		474,802

TOTAL COMMON STOCKS (Cost - $14,456,096)		20,986,912

INVESTMENTS IN UNDERLYING FUNDS - 15.7%
Invesco S&P 500 Pure Value ETF	21,037	1,292,934
Invesco S&P 500 Quality ETF	85,206	3,588,025
iShares Core High Dividend ETF	12,990	1,138,833
Vanguard Mega Cap Value ETF	12,260	1,064,413
Vanguard Real Estate ETF	111,306	9,453,219

TOTAL INVESTMENTS IN UNDERLYING FUNDS (Cost - $10,803,511)		16,537,424

See Notes to Consolidated Schedule of Investments.

QS Strategic Real Return Fund 2020 Quarterly Report	7

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†	VALUE
U.S. GOVERNMENT & AGENCY OBLIGATIONS - 15.2%
U.S. Government Obligations - 15.2%
U.S. Treasury Bills	0.058%	3/18/21	7,000,000	$6,999,148	(b)
U.S. Treasury Bills	0.072%	6/17/21	9,000,000	8,997,028	(b)

TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost - $15,994,900)				15,996,176

CORPORATE BONDS & NOTES - 2.6%
ENERGY - 1.3%
Energy Equipment & Services - 0.0%††
Halliburton Co., Senior Notes	3.800%	11/15/25	4,000	4,489

Oil, Gas & Consumable Fuels - 1.3%
Apache Corp., Senior Notes	2.625%	1/15/23	29,000	29,145
Apache Corp., Senior Notes	4.750%	4/15/43	60,000	62,324
BP Capital Markets America Inc., Senior Notes	3.588%	4/14/27	240,000	273,110
Devon Energy Corp., Senior Notes	5.850%	12/15/25	230,000	270,497
Energy Transfer Operating LP, Senior Notes	2.900%	5/15/25	20,000	21,181
Enterprise Products Operating LLC, Senior Notes	3.125%	7/31/29	120,000	133,265
Enterprise Products Operating LLC, Senior Notes	2.800%	1/31/30	60,000	65,131
Exxon Mobil Corp., Senior Notes	3.043%	3/1/26	50,000	55,437
Kinder Morgan Inc., Senior Notes	4.300%	6/1/25	80,000	91,333
Occidental Petroleum Corp., Senior Notes	5.550%	3/15/26	40,000	41,814
Occidental Petroleum Corp., Senior Notes	3.000%	2/15/27	60,000	53,513
Occidental Petroleum Corp., Senior Notes	3.500%	8/15/29	50,000	45,839
Targa Resources Partners LP/Targa Resources
Partners Finance Corp., Senior Notes	5.375%	2/1/27	100,000	105,269
Transcontinental Gas Pipe Line Co. LLC, Senior Notes	7.850%	2/1/26	80,000	104,974
Western Midstream Operating LP, Senior Notes	4.100%	2/1/25	30,000	30,965

Total Oil, Gas & Consumable Fuels				1,383,797

TOTAL ENERGY				1,388,286

MATERIALS - 1.3%
Metals & Mining - 1.1%
Anglo American Capital PLC, Senior Notes	4.000%	9/11/27	200,000	229,796	(c)
Antofagasta PLC, Senior Notes	2.375%	10/14/30	200,000	201,000	(c)
ArcelorMittal SA, Senior Notes	7.250%	10/15/39	50,000	70,238
Glencore Funding LLC, Senior Notes	4.125%	3/12/24	40,000	44,061	(c)
Glencore Funding LLC, Senior Notes	4.000%	3/27/27	50,000	56,635	(c)
Glencore Funding LLC, Senior Notes	3.875%	10/27/27	90,000	101,632	(c)
Southern Copper Corp., Senior Notes	5.250%	11/8/42	220,000	295,336

See Notes to Consolidated Schedule of Investments.

8	QS Strategic Real Return Fund 2020 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2020

SECURITY	RATE	MATURITY DATE	FACE AMOUNT†		VALUE
Metals & Mining - (continued)
Teck Resources Ltd., Senior Notes	3.750%	2/1/23	40,000		$41,165
Vale Overseas Ltd., Senior Notes	6.250%	8/10/26	50,000		62,075

Total Metals & Mining					1,101,938

Paper & Forest Products - 0.2%
Inversiones CMPC SA, Senior Notes	4.375%	4/4/27	200,000		228,312	(d)

TOTAL MATERIALS					1,330,250

TOTAL CORPORATE BONDS & NOTES (Cost - $2,422,761)					2,718,536

NON-U.S. TREASURY INFLATION PROTECTED SECURITIES - 0.6%
Brazil - 0.4%
Brazil Notas do Tesouro Nacional Serie B, Notes	6.000%	8/15/30	1,594,400	BRL	389,836

Canada - 0.2%
Canada Government Real Return Bond	0.500%	12/1/50	264,490	CAD	258,780

TOTAL NON-U.S. TREASURY INFLATION PROTECTED SECURITIES (Cost - $654,062)					648,616

SOVEREIGN BONDS - 0.6%
Indonesia - 0.2%
Indonesia Government International Bond, Senior Notes	4.750%	2/11/29	200,000		242,813

Peru - 0.2%
Peruvian Government International Bond, Senior Notes	2.783%	1/23/31	160,000		175,961

United Arab Emirates - 0.2%
Abu Dhabi Government International Bond, Senior Notes	2.500%	9/30/29	200,000		216,283	(c)

TOTAL SOVEREIGN BONDS (Cost - $584,330)					635,057

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $74,441,947)					91,107,222

			SHARES
SHORT-TERM INVESTMENTS - 10.2%
Invesco Government & Agency Portfolio,
Institutional Class	0.030%		7,334,709		7,334,709
Dreyfus Government Cash Management,
Institutional Shares	0.030%		3,147,574		3,147,574
Invesco Treasury Portfolio, Institutional Class	0.010%		191,680		191,680

TOTAL SHORT-TERM INVESTMENTS (Cost - $10,673,963)					10,673,963

TOTAL INVESTMENTS - 96.9% (Cost - $85,115,910)					101,781,185
Other Assets in Excess of Liabilities - 3.1%					3,223,874

TOTAL NET ASSETS - 100.0%					$105,005,059

See Notes to Consolidated Schedule of Investments.

QS Strategic Real Return Fund 2020 Quarterly Report	9

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2020

†	Face amount denominated in U.S. dollars, unless otherwise noted.

††	Represents less than 0.1%.

*	Non-income producing security.

(a)	Security is valued in good faith in accordance with procedures approved by the Board of Trustees (Note 1).

(b)	Rate shown represents yield-to-maturity.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

(d)

Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the Board of Trustees.

Abbreviation(s) used in this schedule:

ADR	— American Depositary Receipts
BRL	— Brazilian Real
CAD	— Canadian Dollar
ETF	— Exchange-Traded Fund

At December 31, 2020, the Fund had the following open futures contracts:

	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
Amsterdam Index	2	1/21	$300,877	$305,183	$4,306
Australian 10-Year Bonds	121	3/21	13,668,208	13,734,351	66,143
CAC 40 Euro	1	1/21	67,322	67,704	382
Canadian 10-Year Bonds	3	3/21	350,705	351,402	697
DAX Index	3	3/21	240,578	251,892	11,314
E-mini S&P 500 Index	1	3/21	183,049	187,440	4,391
FTSE/MIB Index	1	3/21	132,492	135,169	2,677
S&P GSCI	208	1/21	20,106,823	21,281,000	1,174,177
S&P/TSX 60 Index	1	3/21	163,439	161,662	(1,777)
SPI 200 Index	2	3/21	253,534	251,985	(1,549)
Topix Index	1	3/21	171,513	174,762	3,249
U.S. Treasury 10-Year Notes	8	3/21	1,101,639	1,104,625	2,986
United Kingdom Long Gilt	33	3/21	6,050,107	6,116,581	66,474

					1,333,470

Contracts to Sell:
Euro-Bund	39	3/21	8,426,461	8,463,542	(37,081)
FTSE 100 Index	2	3/21	178,055	175,587	2,468
IBEX 35 Index	1	1/21	98,277	98,596	(319)
Japanese 10-Year Bonds	13	3/21	1,912,641	1,911,694	947
U.S. Treasury 10-Year Notes	42	3/21	5,785,533	5,799,282	(13,749)
U.S. Treasury Long-Term Bonds	19	3/21	3,320,670	3,290,562	30,108

					(17,626)

Net unrealized appreciation on open futures contracts					$1,315,844

See Notes to Consolidated Schedule of Investments.

10	QS Strategic Real Return Fund 2020 Quarterly Report

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2020

At December 31, 2020, the Fund had the following open forward foreign currency contracts:

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	1,180,000	USD	868,601	Citibank N.A.	1/8/21	$41,224
AUD	1,482,000	USD	1,092,338	Citibank N.A.	1/8/21	50,340
AUD	2,788,000	USD	2,052,253	Citibank N.A.	1/8/21	97,401
NOK	12,030,000	USD	1,362,950	Citibank N.A.	1/8/21	40,105
NOK	18,720,000	USD	2,120,900	Citibank N.A.	1/8/21	62,408
NZD	493,000	USD	348,263	Citibank N.A.	1/8/21	6,472
NZD	1,983,000	USD	1,399,447	Citibank N.A.	1/8/21	27,410
NZD	2,963,000	USD	2,091,054	Citibank N.A.	1/8/21	40,956
SEK	11,020,000	USD	1,297,792	Citibank N.A.	1/8/21	41,780
SEK	13,250,000	USD	1,561,029	Citibank N.A.	1/8/21	49,617
SEK	13,410,000	USD	1,579,254	Citibank N.A.	1/8/21	50,841
USD	931,797	CHF	838,000	Citibank N.A.	1/8/21	(15,049)
USD	150,626	EUR	125,000	Citibank N.A.	1/8/21	(2,115)
USD	470,794	JPY	49,100,000	Citibank N.A.	1/8/21	(4,779)
USD	1,087,570	JPY	113,500,000	Citibank N.A.	1/8/21	(11,770)
AUD	90,000	USD	66,253	HSBC Securities Inc.	1/8/21	3,141
CAD	303,000	USD	233,944	HSBC Securities Inc.	1/8/21	4,107
CAD	1,285,000	USD	993,287	HSBC Securities Inc.	1/8/21	16,270
CAD	1,478,000	USD	1,141,031	HSBC Securities Inc.	1/8/21	20,156
CAD	6,182,000	USD	4,772,566	HSBC Securities Inc.	1/8/21	84,306
CHF	63,000	USD	70,114	HSBC Securities Inc.	1/8/21	1,069
EUR	7,000	USD	8,442	HSBC Securities Inc.	1/8/21	111
EUR	747,000	USD	900,598	HSBC Securities Inc.	1/8/21	12,182
EUR	14,551,000	USD	17,532,514	HSBC Securities Inc.	1/8/21	247,753
GBP	123,000	USD	164,935	HSBC Securities Inc.	1/8/21	3,282
GBP	276,000	USD	369,261	HSBC Securities Inc.	1/8/21	8,202
GBP	2,707,000	USD	3,621,705	HSBC Securities Inc.	1/8/21	80,440
JPY	32,500,000	USD	311,728	HSBC Securities Inc.	1/8/21	3,060
JPY	418,100,000	USD	4,006,585	HSBC Securities Inc.	1/8/21	43,053

See Notes to Consolidated Schedule of Investments.

QS Strategic Real Return Fund 2020 Quarterly Report	11

QS STRATEGIC REAL RETURN FUND

Consolidated schedule of investments (unaudited) (cont’d)	December 31, 2020

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
MXN	1,080,000	USD	53,639	HSBC Securities Inc.	1/8/21	$581
MXN	41,660,000	USD	2,067,546	HSBC Securities Inc.	1/8/21	23,936
NOK	60,000	USD	6,801	HSBC Securities Inc.	1/8/21	197
NZD	54,000	USD	38,131	HSBC Securities Inc.	1/8/21	725
SEK	410,000	USD	48,255	HSBC Securities Inc.	1/8/21	1,584
CHF	974,000	USD	1,082,776	UBS Securities LLC	1/8/21	17,735
NOK	9,880,000	USD	1,121,084	UBS Securities LLC	1/8/21	31,218
USD	718,369	CHF	646,000	UBS Securities LLC	1/8/21	(11,538)
USD	229,772	GBP	171,000	UBS Securities LLC	1/8/21	(4,091)
USD	14,153	EUR	12,001	Goldman Sachs Group Inc.	1/19/21	(515)
USD	217,205	CAD	287,997	JPMorgan Chase & Co.	1/19/21	(9,068)

Total						$1,052,737

Abbreviation(s) used in this table:

AUD	— Australian Dollar
CAD	— Canadian Dollar
CHF	— Swiss Franc
EUR	— Euro
GBP	— British Pound
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
SEK	— Swedish Krona
USD	— United States Dollar

This Consolidated Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.

See Notes to Consolidated Schedule of Investments.

12	QS Strategic Real Return Fund 2020 Quarterly Report

Notes to Consolidated Schedule of Investments (unaudited)

1. Organization and significant accounting policies

QS Strategic Real Return Fund (the “Fund”) is a separate non-diversified investment series of Legg Mason Global Asset Management Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The Fund gains exposure to the commodities markets by investing a portion of its assets in a wholly-owned subsidiary, Real Return Fund Ltd. (the “Subsidiary”), organized under the laws of the Cayman Islands. Among other investments, the Subsidiary may invest in commodity-linked instruments. The Fund may invest up to 25% of its total assets in the Subsidiary. This schedule of investments is the consolidated schedule of investments of the Fund and the Subsidiary.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.

The Board of Trustees is responsible for the valuation process and has delegated the supervision of the daily valuation process to the Legg Mason North Atlantic Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee, pursuant to the policies adopted by the Board of Trustees, is responsible for making fair value determinations,

13

Notes to Consolidated Schedule of Investments (unaudited) (continued)

evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.

The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.

For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

14

Notes to Consolidated Schedule of Investments (unaudited) (continued)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)*	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Long-Term Investments†:
U.S. Treasury Inflation Protected Securities	—	$33,584,501	—	$33,584,501
Common Stocks:
Communication Services	$1,213,912	699,450	—	1,913,362
Consumer Discretionary	2,234,876	495,067	—	2,729,943
Consumer Staples	1,204,095	412,668	—	1,616,763
Financials	2,243,592	1,169,890	—	3,413,482
Health Care	1,706,262	634,120	—	2,340,382
Industrials	1,105,941	854,158	—	1,960,099
Information Technology	3,699,208	1,181,751	—	4,880,959
Materials	171,206	608,667	—	779,873
Utilities	302,698	172,104	—	474,802
Other Common Stocks	—	877,247	—	877,247
Investments in Underlying Funds	16,537,424	—	—	16,537,424
U.S. Government & Agency Obligations	—	15,996,176	—	15,996,176
Corporate Bonds & Notes	—	2,718,536	—	2,718,536
Non-U.S. Treasury Inflation Protected Securities	—	648,616	—	648,616
Sovereign Bonds	—	635,057	—	635,057

Total Long-Term Investments	30,419,214	60,688,008	—	91,107,222

Short-Term Investments†	10,673,963	—	—	10,673,963

Total Investments	$41,093,177	$60,688,008	—	$101,781,185

Other Financial Instruments:
Futures Contracts	$1,370,319	—	—	$1,370,319
Forward Foreign Currency Contracts	—	$1,111,662	—	1,111,662

Total Other Financial Instruments	$1,370,319	$1,111,662	—	$2,481,981

Total	$42,463,496	$61,799,670	—	$104,263,166

15

Notes to Consolidated Schedule of Investments (unaudited) (continued)

LIABILITIES
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Other Financial Instruments:
Futures Contracts	$54,475	—	—	$54,475
Forward Foreign Currency Contracts	—	$58,925	—	58,925

Total	$54,475	$58,925	—	$113,400

*

As a result of the fair value pricing procedures for international equities utilized by the Fund, which account for events occurring after the close of the principal market of the security but prior to the calculation of the Fund’s net asset value, certain securities were classified as Level 2 within the fair value hierarchy.

†	See Consolidated Schedule of Investments for additional detailed categorizations.

16